Bank Debt, detail (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt	$ 590,197	$ 671,693
Debt
Curent portion	12,917	80,134
Liability directly associated with assets held for sale	0	16,807
Long-term portion	577,280	574,752
Total debt	590,197	671,693
Current portion of deferred financing costs	1,357	2,667
Deferred financing costs directly associated with assets held for sale	0	83
Deferred financing costs non-current	4,464	5,353
Total deferred financing costs	5,821	8,103
Long term debt, net of deferred fianncing costs
Total debt	590,197	671,693
Less: Total deferred financing costs	5,821	8,103
Total debt, net of deferred financing costs	584,376	663,590
Less: Liability directly associated with assets held for sale, net of deferred financing costs	0	16,724
Less: Current portion of long-term debt, net of current portion of deferred financing costs	11,560	77,467
Long-term debt, net of deferrred financing costs, non-current	572,816	569,399
Maxenteka | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	25,500
Commencement	Apr. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 0	25,500
Long term debt, net of deferred fianncing costs
Total debt	0	25,500
Maxeikositessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	25,109
Commencement	Sep. 01, 2012
Maturity	Jan. 01, 2016
Debt
Total debt	$ 0	25,109
Long term debt, net of deferred fianncing costs
Total debt	0	25,109
Glovertwo | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	13,666
Commencement	Oct. 01, 2013
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	13,666
Long term debt, net of deferred fianncing costs
Total debt	0	13,666
Glovertwo | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 12,833	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 12,833	0
Long term debt, net of deferred fianncing costs
Total debt	12,833	0
Gloverthree | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	16,807
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt	0	16,807
Shikokutessera | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	16,807
Commencement	Dec. 01, 2014
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	16,807
Long term debt, net of deferred fianncing costs
Total debt	0	16,807
Shikokutessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 14,667	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 14,667	0
Long term debt, net of deferred fianncing costs
Total debt	14,667	0
Maxdekatria | Terminated loan agreement
Debt Instrument [Line Items]
Total debt	$ 0	14,400
Commencement	Mar. 01, 2012
Maturity	Feb. 01, 2016
Debt
Total debt	$ 0	14,400
Long term debt, net of deferred fianncing costs
Total debt	0	14,400
Maxdekatria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 9,167	0
Commencement	Feb. 01, 2016
Maturity	Aug. 01, 2022
Debt
Total debt	$ 9,167	0
Long term debt, net of deferred fianncing costs
Total debt	9,167	0
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 5,260	7,000
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2018
Debt
Total debt	$ 5,260	7,000
Long term debt, net of deferred fianncing costs
Total debt	5,260	7,000
Maxpente, Maxeikositessera, Maxenteka | Current loan agreement 2
Debt Instrument [Line Items]
Total debt	$ 69,632	75,337
Commencement	Dec. 01, 2015
Maturity	Dec. 01, 2021
Debt
Total debt	$ 69,632	75,337
Long term debt, net of deferred fianncing costs
Total debt	69,632	75,337
Maxtessera | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 28,000	31,500
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2021
Debt
Total debt	$ 28,000	31,500
Long term debt, net of deferred fianncing costs
Total debt	28,000	31,500
Maxeikosiexi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,063	6,750
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 6,063	6,750
Long term debt, net of deferred fianncing costs
Total debt	6,063	6,750
Marathassa | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,545	7,232
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 6,545	7,232
Long term debt, net of deferred fianncing costs
Total debt	6,545	7,232
Marinouki | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 9,904	11,089
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 9,904	11,089
Long term debt, net of deferred fianncing costs
Total debt	9,904	11,089
Kerasies | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 6,918	7,714
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 6,918	7,714
Long term debt, net of deferred fianncing costs
Total debt	6,918	7,714
Soffive | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 10,757	12,054
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 10,757	12,054
Long term debt, net of deferred fianncing costs
Total debt	10,757	12,054
Eptaprohi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 50,518	56,412
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2021
Debt
Total debt	$ 50,518	56,412
Long term debt, net of deferred fianncing costs
Total debt	50,518	56,412
Shikokuokto | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 15,018	15,018
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 15,018	15,018
Long term debt, net of deferred fianncing costs
Total debt	15,018	15,018
Petra | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,256	18,370
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 18,256	18,370
Long term debt, net of deferred fianncing costs
Total debt	18,256	18,370
Pemer | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 18,253	18,368
Commencement	Jun. 01, 2015
Maturity	Jun. 01, 2022
Debt
Total debt	$ 18,253	18,368
Long term debt, net of deferred fianncing costs
Total debt	18,253	18,368
Safe Bulkers | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 145,527	145,527
Commencement	Nov. 01, 2014
Maturity	Sep. 01, 2022
Debt
Total debt	$ 145,527	145,527
Long term debt, net of deferred fianncing costs
Total debt	145,527	145,527
Maxdeka | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,157	23,861
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Debt
Total debt	$ 22,157	23,861
Long term debt, net of deferred fianncing costs
Total debt	22,157	23,861
Shikoku | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 26,133	29,867
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Debt
Total debt	$ 26,133	29,867
Long term debt, net of deferred fianncing costs
Total debt	26,133	29,867
Shikokuepta | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,683	0
Commencement	Feb. 01, 2016
Maturity	Feb. 01, 2024
Debt
Total debt	$ 23,683	0
Long term debt, net of deferred fianncing costs
Total debt	23,683	0
Maxeikosiena | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,391	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,391	23,008
Long term debt, net of deferred fianncing costs
Total debt	22,391	23,008
Maxeikositria | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,391	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,391	23,008
Long term debt, net of deferred fianncing costs
Total debt	22,391	23,008
Youngone | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 23,733	24,281
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 23,733	24,281
Long term debt, net of deferred fianncing costs
Total debt	23,733	24,281
Maxeikosi | Current loan agreement 1
Debt Instrument [Line Items]
Total debt	$ 22,391	23,008
Commencement	Sep. 01, 2015
Maturity	Sep. 01, 2025
Debt
Total debt	$ 22,391	23,008
Long term debt, net of deferred fianncing costs
Total debt	$ 22,391	$ 23,008